CONCENTRATIONS (Details) (Sales Revenue, Goods, Net [Member])	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Customer A [Member]
Concentration Risk, Percentage	49.10%	71.30%
Customer B [Member]
Concentration Risk, Percentage	13.50%	5.30%